MASSMUTUAL SELECT FUNDS

Supplement dated March 1, 2013 to the

Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective immediately, the information on page 42 for Laton Spahr under Portfolio Managers for the Large Cap Value Fund is hereby deleted.

Effective immediately, the information for Laton Spahr under Columbia Management Investment Advisers, LLC on page 121 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-12-07

MASSMUTUAL SELECT FUNDS

MassMutual Select Large Cap Value Fund

Supplement dated March 1, 2013 to the

Summary Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective immediately, the information for Laton Spahr under Portfolio Managers for the Large Cap Value Fund is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

12-03